Average Annual Total Returns - Hartford Quality Value Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(3.41%)	8.18%	8.48%	(3.87%)	7.06%	7.46%	(1.69%)	6.22%	6.70%	0.37%	8.58%	8.29%	2.51%	9.77%	9.45%	1.91%	9.11%	8.82%	2.23%	9.44%	9.16%	2.56%	9.76%	9.47%	2.67%	[1]	9.89%	[1]	9.55%	[1]	2.57%	9.81%	9.52%	2.68%	[1]	9.85%	[1]	9.49%	[1]	2.80%	9.74%	10.50%

[1]	Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.